Accounts receivable and other	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts receivable and other
8. Accounts receivable and other

	December 31, 2025	December 31, 2024

Trade receivables	$111,030	$57,832
Value added tax and other taxes recoverable	108,923	30,984
Other receivables and prepayments	59,259	41,860
Deferred consideration (i)	—	60,000
	$279,212	$190,676

(i) On October 27, 2021, the Company completed a sale of the Tocantinzinho Project ("TZ"), a non-core gold asset, located in Brazil. The Company entered into a definitive agreement (the "GMIN Agreement") with G Mining Ventures Corp. (“GMIN”) to divest TZ. Under the terms of the GMIN Agreement, Eldorado was due to receive a deferred consideration of $60.0 million in cash, payable on or before the first anniversary following TZ commencing commercial production (“Deferred Consideration”). GMIN declared commercial production on September 3, 2024 and paid the deferred consideration to Eldorado on September 3, 2025. The $60.0 million gain was recognized in other (expense) income in the year ended December 31, 2024 (Note 18).